Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Receivables

5. Receivables

	December 31, 2017	December 31, 2016
Trade receivable	$154,698	$-
GST receivable	84,566	155,498
IRAP contribution receivable	-	108,535
GIC interest receivable	4,375	6,000
Other	-	1,251
	$243,639	$271,284